Fixed And Pledged Deposits - (Tables)	12 Months Ended
Dec. 31, 2021
Fixed And Pledged Deposits [Abstract]
Disclosure In Tabular Form Of Fixed And Pledged Deposits

	December 31, 2021	December 31, 2020
	S$’000	S$’000
Fixed deposits	6,960	7,727
Pledged deposits	2,356	2,377

	9,316	10,104

Analysed as:
Current	8,860	7,727

Non-current	456	2,377
	9,316	10,104